Financial Instruments (Notional amount of loan commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Loan Commitments By Notional Amount [Line Items]
Ordinary course of business lending commitments	$ 1,214	$ 1,727
Notional amount
Loan Commitments By Notional Amount [Line Items]
Excluded investment commitments	818	955
Inventory financing arrangements excluded	47	110
Commercial
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	2,908	2,908
Consumer Principally Credit Cards
Loan Commitments By Notional Amount [Line Items]
Unused revolving credit lines	$ 306,188	$ 290,662